Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Communication Services: 5.7%
368,349	(1)	Alphabet, Inc. - Class A	$39,862,729	4.9
70,051	(1)	Live Nation Entertainment, Inc.	6,329,808	0.8
			46,192,537	5.7

		Consumer Discretionary: 15.7%
517,974	(1)	Amazon.com, Inc.	65,663,564	8.1
9,934	(1)	Chipotle Mexican Grill, Inc.	15,862,611	1.9
15,148		Domino's Pizza, Inc.	5,632,935	0.7
50,471	(1)	Etsy, Inc.	5,330,242	0.7
76,581	(1)	Expedia Group, Inc.	7,861,040	1.0
147,592		Nike, Inc. - Class B	15,711,169	1.9
42,828	(1)	Tesla, Inc.	11,803,825	1.4
			127,865,386	15.7

		Consumer Staples: 5.3%
90,867		Constellation Brands, Inc.	22,357,826	2.8
49,153		Estee Lauder Cos., Inc.	12,503,540	1.5
63,831		Walmart, Inc.	8,460,799	1.0
			43,322,165	5.3

		Energy: 1.8%
64,329		Diamondback Energy, Inc.	8,573,769	1.0
53,296		Valero Energy Corp.	6,242,028	0.8
			14,815,797	1.8

		Financials: 2.4%
18,702		LPL Financial Holdings, Inc.	4,139,314	0.5
34,154		MSCI, Inc. - Class A	15,343,343	1.9
			19,482,657	2.4

		Health Care: 12.2%
326,638	(1)	Boston Scientific Corp.	13,166,778	1.6
41,185		Danaher Corp.	11,116,243	1.4
143,058	(1)	DexCom, Inc.	11,760,798	1.4
68,973	(1)	Edwards Lifesciences Corp.	6,214,467	0.8
86,140		Eli Lilly & Co.	25,947,952	3.2
25,432		Humana, Inc.	12,252,629	1.5
32,364	(1)	Intuitive Surgical, Inc.	6,658,570	0.8
23,270		UnitedHealth Group, Inc.	12,084,809	1.5
			99,202,246	12.2

		Industrials: 6.2%
66,288		Booz Allen Hamilton Holding Corp.	6,343,761	0.8
84,586		Eaton Corp. PLC	11,557,831	1.4
113,522		Quanta Services, Inc.	16,040,659	2.0
13,957		TransDigm Group, Inc.	8,379,643	1.0
60,448		Waste Connections, Inc.	8,413,153	1.0
			50,735,047	6.2

		Information Technology: 45.2%
123,982	(1)	Advanced Micro Devices, Inc.	10,522,352	1.3
494,066		Apple, Inc.	77,677,057	9.5
69,623	(1)	Cadence Design Systems, Inc.	12,098,389	1.5
43,897	(1)	Crowdstrike Holdings, Inc.	8,016,031	1.0
74,420	(1)	Datadog, Inc.	7,810,379	1.0
38,052	(1)	Enphase Energy, Inc.	10,899,615	1.3
35,322	(1)	Gartner, Inc.	10,078,073	1.2
35,301		Intuit, Inc.	15,242,266	1.9
53,852	(1)	Keysight Technologies, Inc.	8,825,804	1.1
160,676		Marvell Technology, Inc.	7,522,850	0.9
374,857		Microsoft Corp.	98,013,860	12.0
21,627	(1)	MongoDB, Inc.	6,982,493	0.9
34,836		Motorola Solutions, Inc.	8,479,431	1.1
119,827		Nvidia Corp.	18,086,687	2.2
32,628	(1)	Palo Alto Networks, Inc.	18,167,597	2.2
70,941		Paychex, Inc.	8,749,863	1.1
32,052	(1)	ServiceNow, Inc.	13,930,440	1.7
136,319		Visa, Inc. - Class A	27,087,948	3.3
			368,191,135	45.2

		Materials: 1.2%
108,213		Crown Holdings, Inc.	9,803,016	1.2

		Real Estate: 2.1%
60,578		ProLogis, Inc.	7,542,567	0.9
29,195		SBA Communications Corp.	9,495,673	1.2
			17,038,240	2.1

	Total Common Stock
	(Cost $640,156,912)		796,648,226	97.8

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
		Mutual Funds: 2.4%
19,209,000	(2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.170%
		(Cost $19,209,000)	19,209,000	2.4

	Total Short-Term Investments
	(Cost $19,209,000)		19,209,000	2.4

	Total Investments in Securities (Cost $659,365,912)		$815,857,226	100.2
	Liabilities in Excess of Other Assets		(1,417,364)	(0.2)
	Net Assets		$814,439,862	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of August 31, 2022.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$796,648,226	$–	$–	$796,648,226
Short-Term Investments	19,209,000	–	–	19,209,000
Total Investments, at fair value	$815,857,226	$–	$–	$815,857,226

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $670,216,906.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$213,586,299
Gross Unrealized Depreciation	(67,945,979)

Net Unrealized Appreciation	$145,640,320